ANGEL OAK ULTRASHORT INCOME FUND
Class A | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”),
each dated May 31, 2020

October 14, 2020

This supplement provides updated information beyond that contained in the Prospectus, Summary Prospectus and SAI and should be read in conjunction with the Prospectus, Summary Prospectus, and SAI.

Effective November 1, 2020, Angel Oak Capital Advisors (the “Adviser”) has agreed to decrease its contractual fee waiver/expense reimbursement from 0.49% of the Fund’s average daily net assets to 0.35% of the Fund’s average daily net assets through at least May 31, 2022.  This contractual fee waiver/expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser.  The contractual waiver/expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees.

In addition, effective January 1, 2021, the Adviser’s voluntary expense limitation with respect to the Angel Oak UltraShort Income Fund (the “Fund”) will increase from 0.25% of the Fund’s average daily net assets to 0.30% of the Fund’s average daily net asserts.  Accordingly, effective January 1, 2021, the Prospectus is amended to reflect that the Adviser has voluntarily agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b‑1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.30% of the UltraShort Income Fund’s average daily net assets. This voluntary waiver is in addition to the contractual fee waiver/expense limitation agreement discussed below and may be discontinued at any time.

Prospectus

Accordingly, effective immediately, the “Annual Fund Operating Expenses Table” and “Expense Example” in the Summary section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is hereby replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Institutional Class
Management Fees	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.85%	1.60%	0.60%
Less Fee Waiver/Expense Reimbursement[2]	-0.24%	-0.24%	-0.24%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	0.61%	1.36%	0.36%

[2]
Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.35% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2022 . The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$62	$247	$448	$1,027
Class C shares	$242	$481	$848	$1,880
Institutional Class shares	$37	$168	$311	$727

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$62	$247	$448	$1,027
Class C shares	$138	$481	$848	$1,880
Institutional Class shares	$37	$168	$311	$727

Effective November 1, 2022, the following replaces the third paragraph of the section entitled “Management of the Funds” of the Prospectus:

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.99% of the Multi-Strategy Income Fund’s average daily net assets, 0.85% of the Financials Income Fund’s average daily net assets, 0.65% of the High Yield Fund’s average daily net assets, and 0.35% of the UltraShort Income Fund’s average daily net assets (the “Expense Limits”) through May 31, 2021 with respect to the Multi-Strategy Income Fund, Financial Income Fund, and High Yield Fund, and May 31, 2022 with respect to the UltraShort Income Fund. The Expense Limits exclude certain expenses (e.g., 12b-1 fees), and consequently, each Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than such Fund’s Expense Limit. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days’ written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from a Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Effective January 1, 2021, the following replaces the fourth paragraph of the section entitled “Management of the Funds” of the Prospectus:

The Adviser also has voluntarily agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Fund’s average daily net assets and 0.30% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers are in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time.

SAI

Effective November 1, 2020, the third paragraph under the “Investment Adviser” subsection of the “Management” section of the SAI, is hereby replaced in its entirety with the following:

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.99% of the Multi-Strategy Income Fund’s average daily net assets, 0.85% of the Financials Income Fund’s average daily net assets and 0.65% of the High Yield Fund’s average daily net assets, and 0.35% of the UltraShort Income Fund’s average daily net assets (each the “Expense Limit”) through May 31, 2021 with respect to the Multi-Strategy Income Fund, Financial Income Fund, and High Yield Fund, and May 31, 2022 with respect to the UltraShort Income Fund. The Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of month in which the Adviser incurred the expense.

Effective January 1, 2021, the following replaces the fourth paragraph under the “Investment Adviser” subsection of the “Management” section of the SAI, is hereby replaced in its entirety with the following:

The Adviser also has voluntarily agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Fund’s average daily net assets and 0.30% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers are in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. In addition, the Adviser has contractually agreed through May 31, 2021 to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in an underlying fund for which the Adviser also serves as investment adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

Please retain this Supplement with your Prospectus, Summary Prospectus, and SAI for future reference.